SCHEDULE OF CHANGES IN PROVISION FOR CREDIT LOSSES (Details) - CNY (¥) ¥ in Thousands		9 Months Ended	12 Months Ended
		Dec. 31, 2024	Dec. 31, 2025	Mar. 31, 2024
Financing Receivable, Credit Quality Indicator [Line Items]
Beginning balance of the period		¥ (7,995)	¥ (7,710)	¥ (10,337)
Reversal of/(provision for) credit losses		285	463	1,719
Payments from the borrowers or other recoveries				623
Beginning balance of the period		7,995	7,710	10,337
Write-off	[1]		7,247
Ending balance of the period		7,710		7,995
Credit Assessment Normal [Member] | Loan Recognized as Result of Payment Under Guarantee [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Beginning balance of the period
Reversal of/(provision for) credit losses
Payments from the borrowers or other recoveries
Beginning balance of the period
Write-off
Ending balance of the period
Credit Assessment Attention [Member] | Loan Recognized as Result of Payment Under Guarantee [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Beginning balance of the period
Reversal of/(provision for) credit losses
Payments from the borrowers or other recoveries
Beginning balance of the period
Write-off
Ending balance of the period
Credit Assessment Secondary [Member] | Loan Recognized as Result of Payment Under Guarantee [Member]
Financing Receivable, Credit Quality Indicator [Line Items]
Beginning balance of the period		(7,995)	(7,710)	(10,337)
Reversal of/(provision for) credit losses		285	463	1,719
Payments from the borrowers or other recoveries				623
Beginning balance of the period		7,995	7,710	10,337
Write-off			7,247
Ending balance of the period		¥ 7,710		¥ 7,995

[1]	In light of the low receivables collection rate recorded in prior years, the Group fully wrote off loans recognized as a result of payments under the guarantees.